Indebtedness - Summary of Maturity of Long-term Debt and Notes Payable (Details) (Allied Integral United Inc) (Parenthetical) - Allied Integral United Inc [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
Airport Hotel Note [Member] | Hotel [Member] | London Interbank Offered Rate (LIBOR) [Member]
Basis spread on variable rate	8.175%
Airport Hotel Note [Member] | Minimum [Member] | Hotel [Member]
Effective interest rate	10.50%
SeaWorld Hotel Note [Member] | Hotel [Member] | London Interbank Offered Rate (LIBOR) [Member]
Basis spread on variable rate	8.175%
SeaWorld Hotel Note [Member] | Hotel [Member] | Prime Rate [Member]
Basis spread on variable rate	2.75%
SeaWorld Hotel Note [Member] | Minimum [Member] | Hotel [Member]
Effective interest rate	10.50%
Artesia Note [Member] | Real Estate [Member] | Prime Rate [Member]
Basis spread on variable rate	1.00%
Artesia Note [Member] | Minimum [Member] | Real Estate [Member]
Effective interest rate	6.00%
Memory Care Facilities [Member] | KOBO Note [Member] | Minimum [Member]
Interest rate	20.00%
Memory Care Facilities [Member] | KOBO Note [Member] | Maximum [Member]
Interest rate	40.00%
Memory Care Facilities [Member] | KOBO Note [Member] | Through September 17, 2019 [Member]
Payment of interest per day	$ 1,000
Memory Care Facilities [Member] | KOBO Note [Member] | 60 Days [Member]
Payment of interest per day	$ 1,500